Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 THB (฿)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 VND (₫)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 538,780								₩ 419,692
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	114,833								69,320
Financial liabilities	37,854								11,467
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	111,616	$ 86,681,440,000,000							64,351	$ 50,865,141,000,000
Financial liabilities	36,344	$ 28,203,218,000,000							10,832	$ 8,528,692,000,000
JPY | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,139		¥ 343,984,702,000,000						4,932		¥ 517,431,793,000,000
Financial liabilities	1,467		¥ 160,779,008,000,000						527		¥ 55,296,530,000,000
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	52			€ 36,780,000,000					35			€ 25,839,000,000
Financial liabilities	43			€ 30,472,000,000					51			€ 37,607,000,000
IDR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1				Rp 12,955,000,000,000				1				Rp 12,955,000,000,000
Financial liabilities	0				Rp 3,103,944,000,000				57				Rp 703,608,946,000,000
THB | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1					฿ 28,510,000,000			1					฿ 28,510,000,000
Financial liabilities	0					฿ 7,379,000,000			0					฿ 7,379,000,000
VND | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0						₫ 9,270,000,000,000		0						₫ 9,270,000,000,000
Financial liabilities	0						₫ 3,243,600,000,000		₩ 0						₫ 3,243,600,000,000
HKD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	24							$ 144,997
Financial liabilities	₩ 0							$ 0